Annual Total Returns[BarChart] - Mid-Cap Index Portfolio - Mid-Cap Index Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.04%)	15.82%	34.93%	13.59%	(1.43%)	11.11%	19.08%	(9.33%)	30.87%	18.07%